Short-Term Investment (Details) - USD ($)		12 Months Ended
	Aug. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2021
Short-Term Investment [Abstract]
Total investment					$ 8,000,000
Fund redemption value	$ 3,282,770
Investment loss			$ 86,314	$ 2,625,349